UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen AMT-Free Municipal Income Fund (NEA)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 6.0% (4.1% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 1,050,470
	2006C-2, 5.000%, 11/15/36 (UB)
5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Ba1	5,114,325
	Series 2003, 5.750%, 6/01/27
3,100	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 1998A, 5.400%, 6/01/22	5/12 at 102.00	A2 (4)	3,208,376
	(Pre-refunded 5/14/12) – NPFG Insured
6,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%,	8/12 at 100.00	Aaa	6,426,952
	2/01/32 (Pre-refunded 8/01/12) – FGIC Insured (5)
4,500	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aa3	4,647,510
20,535	Total Alabama			20,447,633
	Arizona – 5.4% (3.7% of Total Investments)
10,000	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	BBB	10,086,900
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
6,545	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	6,994,052
	7/01/37 – FGIC Insured
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA–	1,350,863
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
17,795	Total Arizona			18,431,815
	California – 21.2% (14.4% of Total Investments)
26,300	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	26,603,765
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
250	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 – SYNCORA GTY Insured	4/12 at 100.00	A1	251,088
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,240
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AA+ (4)	8,250,871
	4/01/14) – AMBAC Insured
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing	8/12 at 102.00	A	2,947,888
	Set-Aside, Series 2002D, 5.000%, 8/01/26 – NPFG Insured
8,060	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	8,099,978
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,375	4.500%, 6/01/27	6/17 at 100.00	B	1,947,191
500	5.000%, 6/01/33	6/17 at 100.00	B–	374,580
250	5.125%, 6/01/47	6/17 at 100.00	B–	170,303
2,370	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	N/R	2,411,831
	Series 2003C, 5.000%, 9/02/23 – AMBAC Insured
4,000	Montara Sanitation District, California, General Obligation Bonds, Series 2003, 5.000%,	8/13 at 100.00	AA–	4,052,200
	8/01/28 – FGIC Insured
	Plumas County, California, Certificates of Participation, Capital Improvement Program,
	Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/13 at 101.00	A	1,175,279
1,255	5.250%, 6/01/21 – AMBAC Insured	6/13 at 101.00	A	1,299,553
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement	3/13 at 100.00	A	1,211,476
	Projects, Series 2003A, 5.000%, 3/01/23 – AMBAC Insured
3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	A+	3,897,863
	5.000%, 8/15/28 – NPFG Insured
1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A,	5/13 at 100.00	AA+	1,564,200
	5.000%, 5/01/28 – AGM Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	1/13 at 100.00	A	1,066,310
	1/01/28 – NPFG Insured
6,300	University of California, General Revenue Bonds, Series 2003, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	6,565,482
	AMBAC Insured (UB)
70,715	Total California			71,895,098
	Colorado – 5.0% (3.4% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 – AGM Insured	12/13 at 100.00	AA–	4,593,776
3,750	5.500%, 12/01/28 – AGM Insured	12/13 at 100.00	AA–	3,905,963
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	1,509,146
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/24 – SYNCORA GTY Insured
4,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA	5,305,320
	Series 2006C-1, Trust 1090, 15.276%, 10/01/41 – AGM Insured (IF) (6)
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	1,008,150
	9/01/30 – NPFG Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	BBB	712,849
	NPFG Insured
19,900	Total Colorado			17,035,204
	District of Columbia – 2.3% (1.6% of Total Investments)
7,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007, 0.000%, 4/01/40 –	4/21 at 100.00	A–	5,260,640
	AMBAC Insured
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	AA–	1,906,030
	Appriciation Series 2009B-2, 0.000%, 10/01/36 – AGC Insured
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	758,433
	Tender Option Bond Trust 1606, 11.636%, 10/01/30 – AMBAC Insured (IF)
14,665	Total District of Columbia			7,925,103
	Florida – 20.5% (14.0% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	A1	1,072,300
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – SYNCORA GTY Insured (UB)	11/17 at 100.00	Aa2	1,645,500
3,000	5.000%, 11/01/32 – SYNCORA GTY Insured (UB)	11/17 at 100.00	Aa2	3,234,810
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (4)	447,904
	(Pre-refunded 10/01/14) – NPFG Insured
565	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 –	10/12 at 101.00	A+	587,662
	AMBAC Insured
435	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17	10/12 at 101.00	A1 (4)	454,044
	(Pre-refunded 10/01/12) – AMBAC Insured
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003,	9/13 at 100.00	BBB	1,542,507
	5.000%, 9/01/23 – FGIC Insured
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	525,310
	NPFG Insured
105	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	113,860
	Series 1987G-1, 8.595%, 11/01/17
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2008,	No Opt. Call	AAA	3,511,325
	Trust 2929, 17.200%, 12/01/16 – AGC Insured (IF)
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	No Opt. Call	A1	2,474,237
	Facilities Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002A,	10/12 at 100.00	AA– (4)	2,065,920
	5.125%, 10/01/32 (Pre-refunded 10/01/12) – AGM Insured
105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA–	111,572
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	373,149
	AGM Insured
1,765	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	AA–	1,823,563
	Health System, Series 2005D, 5.000%, 11/15/35 – NPFG Insured
180	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	AA– (4)	209,036
	Health System, Series 2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) – NPFG Insured
3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/13 at 100.00	N/R (4)	3,828,300
	Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29
	(Pre-refunded 11/15/13)
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2	1,537,170
	7/01/29 – NPFG Insured
2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,334,899
	Series 2002, 5.375%, 10/01/18 – FGIC Insured
2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 – AMBAC Insured	10/12 at 100.00	N/R	2,294,626
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 –	10/14 at 100.00	A–	1,846,983
	AMBAC Insured
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	514,050
	NPFG Insured
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	3,092,760
	NPFG Insured
500	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	Aa2	634,085
	5.250%, 10/01/22 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	4/12 at 100.00	Aa2	2,003,200
	10/01/29 – FGIC Insured
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 – FGIC Insured	1/13 at 100.00	AA	2,081,180
1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 – FGIC Insured	1/13 at 100.00	AA	1,548,945
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 –	10/14 at 100.00	AA–	3,678,005
	NPFG Insured
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – NPFG Insured	10/14 at 100.00	Aa3	1,212,154
2,670	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AA–	2,716,538
	8/01/28 – AGM Insured
	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,
	Series 2003:
3,000	5.500%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa3 (4)	3,202,950
2,800	5.750%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa3 (4)	2,998,408
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,023,280
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	A+ (4)	2,269,480
	9/01/13) – NPFG Insured
450	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%,	9/18 at 100.00	AA–	494,406
	9/01/35 – AGC Insured
4,000	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA–	4,190,280
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health	2/13 at 100.00	Aaa	1,574,235
	Systems of South Florida, Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)
1,730	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	A+	1,846,619
	AMBAC Insured
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	1,329,852
1,250	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds,	10/13 at 100.00	Baa2	1,253,738
	Embry-Riddle Aeronautical University, Series 2003, 5.200%, 10/15/33 – RAAI Insured
65,080	Total Florida			69,698,842
	Georgia – 2.4% (1.7% of Total Investments)
3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	3,342,120
	AGM Insured
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	Aa2	1,492,485
	AGM Insured
1,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second	1/13 at 100.00	AA+ (4)	1,905,264
	Indenture Series 2002, 5.000%, 7/01/32 (Pre-refunded 1/01/13) – NPFG Insured
1,450	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,546,643
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
7,685	Total Georgia			8,286,512
	Illinois – 6.1% (4.1% of Total Investments)
4,000	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/34 –	No Opt. Call	Aa3	1,261,560
	FGIC Insured
5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AA–	5,507,650
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,635	5.125%, 12/01/20 – AGM Insured	12/14 at 100.00	Aa3	1,764,214
1,465	5.125%, 12/01/23 – AGM Insured	12/14 at 100.00	Aa3	1,561,763
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,650	5.125%, 12/01/20 – AGM Insured (ETM)	12/14 at 100.00	Aa3 (4)	1,807,757
1,475	5.125%, 12/01/23 – AGM Insured (ETM)	12/14 at 100.00	Aa3 (4)	1,594,195
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	2,581,775
	5.250%, 7/01/23
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
13,300	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,185,722
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	2,327,400
46,025	Total Illinois			20,592,036
	Indiana – 6.8% (4.6% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 –	7/13 at 100.00	A1	2,627,775
	AMBAC Insured
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%,	8/13 at 100.00	BBB	2,286,886
	8/01/19 – NPFG Insured
1,860	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	1,963,025
	NPFG Insured
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 (Pre-refunded	8/13 at 100.00	Aaa	1,071,040
	8/01/13) – FGIC Insured
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	11,781,262
3,000	5.000%, 7/15/20 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	3,207,240
21,570	Total Indiana			22,937,228
	Kansas – 1.6% (1.1% of Total Investments)
5,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/13 at 102.00	AA	5,342,700
	Development Facilities Projects, Series 2003C, Reg S, 5.000%, 10/01/22 – AMBAC Insured
	Kentucky – 0.3% (0.2% of Total Investments)
985	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series	8/13 at 100.00	Aa3 (4)	1,054,974
	2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – NPFG Insured
	Louisiana – 2.4% (1.6% of Total Investments)
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	2,211,000
	5.000%, 5/01/45
5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27 –	12/12 at 100.00	A3	5,946,286
	FGIC Insured
7,785	Total Louisiana			8,157,286
	Massachusetts – 0.3% (0.2% of Total Investments)
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,167,244
	5.125%, 9/01/23
	Michigan – 8.7% (5.9% of Total Investments)
6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+ (4)	6,541,017
	7/01/23 (Pre-refunded 7/01/13) – NPFG Insured
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C,	7/13 at 100.00	A+	4,552,916
	5.000%, 7/01/22 – NPFG Insured
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group
	Series 2006A:
180	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	216,245
820	5.000%, 12/01/31 (UB)	12/16 at 100.00	AA	862,107
10,800	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	BBB+	10,914,480
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
6,500	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	12/12 at 100.00	BBB+	6,526,130
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
28,895	Total Michigan			29,612,895
	Missouri – 0.9% (0.6% of Total Investments)
240	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA+	260,170
	2004, 5.250%, 3/01/24 – AGM Insured
215	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA+	233,883
	2004, 5.250%, 3/01/23 – AGM Insured
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds,
	Series 2004:
1,110	5.250%, 3/01/23 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,223,020
1,260	5.250%, 3/01/24 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,388,293
2,825	Total Missouri			3,105,366
	Nebraska – 1.5% (1.1% of Total Investments)
5,000	Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding Bonds, Series 2003, 5.000%,	6/13 at 100.00	AA+	5,234,600
	6/15/28 – NPFG Insured
	New Jersey – 0.3% (0.2% of Total Investments)
1,030	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	967,510
	Series 2007-1A, 4.500%, 6/01/23
	New Mexico – 0.6% (0.4% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AA	2,146,687
	New York – 10.2% (6.9% of Total Investments)
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	735,826
	2011A, 5.750%, 2/15/47
2,020	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,004,103
	2/15/47 – NPFG Insured
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	25,673,250
	Series 2002F, 5.000%, 11/15/31 – NPFG Insured
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	2,057,367
	5.000%, 3/15/25 – AGM Insured (UB)
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	4,142,604
	Option Bond Trust 09-6W, 13.716%, 3/15/37 (IF) (6)
32,855	Total New York			34,613,150
	North Carolina – 2.8% (1.9% of Total Investments)
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series	10/13 at 100.00	N/R (4)	9,361,374
	2003, 5.375%, 10/01/33 (Pre-refunded 10/01/13) – RAAI Insured
	Ohio – 2.1% (1.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
65	5.125%, 6/01/24	6/17 at 100.00	B–	51,267
710	5.875%, 6/01/30	6/17 at 100.00	B–	552,217
685	5.750%, 6/01/34	6/17 at 100.00	B–	510,072
1,570	5.875%, 6/01/47	6/17 at 100.00	B–	1,166,730
4,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	5,011,280
	Series 2007, 5.250%, 12/01/31 – AGM Insured
7,030	Total Ohio			7,291,566
	Oklahoma – 0.3% (0.2% of Total Investments)
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,117,730
	7/01/24 – AMBAC Insured
	Oregon – 2.5% (1.7% of Total Investments)
8,350	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 – NPFG Insured	1/13 at 100.00	A1	8,447,862
	Pennsylvania – 7.4% (5.0% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AA+ (4)	3,233,130
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
3,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	3,324,090
	6/01/33 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA–	2,029,280
	5.000%, 8/01/32 – AGM Insured
925	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	No Opt. Call	A1 (4)	1,082,417
	8/01/27 – AMBAC Insured (ETM)
1,350	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	1,501,443
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AA+ (4)	13,825,370
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
23,775	Total Pennsylvania			24,995,730
	Puerto Rico – 1.4% (1.0% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26	7/12 at 101.00	AA– (4)	1,030,730
	(Pre-refunded 7/01/12) – AGM Insured
8,480	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	Aa2	1,988,051
	0.000%, 8/01/39
10,350	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,854,824
	8/01/43 – NPFG Insured
19,830	Total Puerto Rico			4,873,605
	South Carolina – 5.4% (3.7% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	5,306,850
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
3,000	5.000%, 12/01/22 (UB)	12/13 at 100.00	AA	3,161,190
1,785	5.000%, 12/01/23 (UB)	12/13 at 100.00	AA	1,875,589
8,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A1	8,085,680
	10/01/33 – AMBAC Insured
17,785	Total South Carolina			18,429,309
	Texas – 6.3% (4.3% of Total Investments)
1,885	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	2,086,299
	AGM Insured
	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,
	Series 2003:
1,660	5.375%, 2/15/26 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	1,749,192
12,500	5.125%, 2/15/31 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	13,139,250
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	2,182,060
	5/15/25 – NPFG Insured
20	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%, 3/01/20 (Pre-refunded	3/12 at 100.00	AA (4)	20,084
	3/01/12) – NPFG Insured
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	2,315,721
	12/15/36 – AGM Insured
20,210	Total Texas			21,492,606
	Virginia – 0.5% (0.3% of Total Investments)
1,500	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28	1/13 at 100.00	Aa3 (4)	1,569,255
	(Pre-refunded 1/15/13) – AMBAC Insured
	Washington – 9.3% (6.3% of Total Investments)
4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project,	12/12 at 100.00	AAA	5,012,301
	Series 2002, 5.000%, 12/01/31 – NPFG Insured
5,250	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA (4)	5,358,623
	Series 2002C, 5.125%, 7/01/33 (Pre-refunded 7/01/12) – AMBAC Insured
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, 13.594%, 1/01/26 –	1/17 at 100.00	AA+	6,596,450
	AGM Insured (IF)
2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aa3	2,202,914
	Center, Series 2003, 5.000%, 7/01/23 – NPFG Insured
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aa1 (4)	2,064,297
	Series 2003, 5.250%, 12/01/17 (Pre-refunded 6/01/13) – FGIC Insured
9,670	Washington State, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 (Pre-refunded	6/13 at 100.00	AA+ (4)	10,283,948
	6/01/13) – NPFG Insured
28,935	Total Washington			31,518,533
	West Virginia – 1.0% (0.7% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,363,420
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
	Wisconsin – 5.3% (3.6% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series	3/14 at 100.00	Aa2	1,288,651
	2004C, 5.250%, 3/01/24 – AGM Insured
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	4,997,208
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
2,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	A1	3,319,795
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	3,581,313
	Services Inc., Series 2003A, 5.125%, 8/15/33
4,750	Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds, Wausau	8/20 at 100.00	A	4,757,787
	Hospital Inc., Series 1998A, 5.125%, 8/15/20 – AMBAC Insured
16,815	Total Wisconsin			17,944,754
$ 528,375	Total Investments (cost $469,356,094) – 146.8%			499,057,627
	Floating Rate Obligations – (3.8)%			(13,040,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (24.4)% (7)			(83,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (19.9)% (7)			(67,600,000)
	Other Assets Less Liabilities – 1.3%			4,487,869
	Net Assets Applicable to Common Shares – 100%			$ 339,905,496

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$499,057,627	$—	$499,057,627

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $458,412,650.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$31,827,838
Depreciation	(4,220,339)
Net unrealized appreciation (depreciation) of investments	$27,607,499

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shareholders otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 16.6% and 13.5%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust refelected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen AMT-Free Municipal Income Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012